CAPITAL STOCK AND STOCK COMPENSATION (Stock Option Activity) (Details) - Employee Stock Option [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Beginning Balance	127,559
Granted	(148,271)
Options issued to replace OSG options		127,559
Exercised
Canelled	(127,559)		(275,830)
Options Outstanding Ending Balance	275,830	127,559
Options Exercisable			95,618